Equity Shares - Additional Information (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Equity [Abstract]
Equity shares, par value	$ 0.000625	$ 0.000625
Equity shares, issued	47,650,750	41,040,028
Equity shares, outstanding	47,650,750	41,040,028	25,996,932
Equity shares, authorized	Unlimited	Unlimited